Consolidated Statement of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Total Equity Partners' Equity Accumulated Other Comprehensive Loss [Member]	Total Equity Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 1,254,274	$ 47,346	$ 1,165,634		$ 41,294
Beginning balance, units at Dec. 31, 2012			69,684
Net income	213,315	25,365	$ 175,877		12,073
Other comprehensive income (loss)	131			$ 131
Cash distributions	(215,789)	(24,136)	(191,280)		(373)
Equity based compensation, net of tax (note 17)	1,333	27	$ 1,306
Equity based compensation, net of tax (note 17), units			7
Proceeds from equity offerings (note 16)	190,520	3,924	$ 186,596
Proceeds from equity offerings (note 16), units			4,505
Ending balance at Dec. 31, 2013	1,443,784	52,526	$ 1,338,133	131	52,994
Ending balance, units at Dec. 31, 2013			74,196
Net income	218,927	31,187	$ 174,251		13,489
Other comprehensive income (loss)	(1,534)			(1,534)
Cash distributions	(240,525)	(30,900)	(209,625)
Dividends paid to non-controlling interest	(57,080)				(57,080)
Equity based compensation, net of tax (note 17)	1,444	29	$ 1,415
Equity based compensation, net of tax (note 17), units			17
Proceeds from equity offerings (note 16)	182,139	3,666	$ 178,473
Proceeds from equity offerings (note 16), units			4,140
Sale of 1% interest in Norgas Napa to General Partner (note 12d)	216				216
Ending balance at Dec. 31, 2014	1,547,371	56,508	$ 1,482,647	(1,403)	9,619
Ending balance, units at Dec. 31, 2014			78,353
Net income	217,510	26,276	$ 174,607		16,627
Other comprehensive income (loss)	(648)			(648)
Cash distributions	(255,519)	(34,747)	(220,772)
Dividends paid to non-controlling interest	(1,629)				(1,629)
Equity based compensation, net of tax (note 17)	1,220	24	$ 1,196
Equity based compensation, net of tax (note 17), units			25
Proceeds from equity offerings (note 16)	35,374	725	$ 34,649
Proceeds from equity offerings (note 16), units			1,173
Ending balance at Dec. 31, 2015	$ 1,543,679	$ 48,786	$ 1,472,327	$ (2,051)	$ 24,617
Ending balance, units at Dec. 31, 2015			79,551